QUARTERLY OPERATING RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY OPERATING RESULTS (UNAUDITED)
QUARTERLY OPERATING RESULTS (UNAUDITED)
The following table presents selected unaudited consolidated financial information on a quarterly basis for 2016 and 2015:

Quarter Ended 2016	March 31	June 30	September 30	December 31
	(In thousands, except per share data)
Revenue	$2,017,242	$2,045,594	$2,137,877	$1,927,884
Gross profit	$194,069	$198,268	$216,983	$19,904
Loss on net assets sold and intangible assets impairment (1)	$—	$—	$—	$(148,148)

Net income (loss) from continuing operations (2)	$91,528	$108,062	$133,076	$(44,221)
Net income (loss) from discontinued operations	28,434	24,486	35,343	(616,531)
Net income (loss)	$119,962	$132,548	$168,419	$(660,752)

Net income (loss) from continuing operations attributable to CB&I	$78,939	$99,790	$87,347	$(48,790)
Net income (loss) from discontinued operations attributable to CB&I (3)	27,986	24,049	34,413	(616,903)
Net income (loss) attributable to CB&I	$106,925	$123,839	$121,760	$(665,693)
Net income (loss) attributable to CB&I per share (Basic):
Continuing operations	$0.75	$0.95	$0.86	$(0.49)
Discontinued operations	0.27	0.23	0.34	(6.16)
Total	$1.02	$1.18	$1.20	$(6.65)
Net income (loss) attributable to CB&I per share (Diluted):
Continuing operations	$0.75	$0.94	$0.86	$(0.49)
Discontinued operations	0.26	0.23	0.34	(6.16)
Total	$1.01	$1.17	$1.20	$(6.65)

Quarter Ended 2015	March 31	June 30	September 30	December 31
	(In thousands, except per share data)
Revenue	$2,405,418	$2,478,837	$2,515,855	$2,540,807
Gross profit	$261,936	$273,567	$257,929	$275,339
Goodwill impairment (4)	$—	$—	$(453,100)	$—
Loss on net assets sold and intangible assets impairment (4)	$—	$—	$(707,380)	$(345,371)

Net income (loss) from continuing operations	$114,026	$148,718	$(766,740)	$(104,657)
Net income from discontinued operations	42,723	37,170	41,186	57,613
Net income (loss)	$156,749	$185,888	$(725,554)	$(47,044)

Net income (loss) from continuing operations attributable to CB&I	$89,902	$132,820	$(781,033)	$(122,285)
Net income from discontinued operations attributable to CB&I	42,326	36,695	40,600	56,560
Net income (loss) attributable to CB&I	$132,228	$169,515	$(740,433)	$(65,725)
Net income (loss) attributable to CB&I per share (Basic):
Continuing operations	$0.83	$1.22	$(7.41)	$(1.17)
Discontinued operations	0.39	0.34	0.39	0.54
Total	$1.22	$1.56	$(7.02)	$(0.63)
Net income (loss) attributable to CB&I per share (Diluted):
Continuing operations	$0.82	$1.21	$(7.41)	$(1.17)
Discontinued operations	0.39	0.34	0.39	0.54
Total	$1.21	$1.55	$(7.02)	$(0.63)

(1)
In the fourth quarter 2016,we recorded a non-cash pre-tax charge of approximately $148,100 (approximately $96,300 after-tax) resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.

(2)
In the fourth quarter 2016, we recorded an income tax benefit of approximately $67,000 resulting from the reversal of a deferred tax liability associated with historical earnings of a non-U.S. subsidiary for which the earnings are no longer anticipated to be subject to tax.

(3)
In the fourth quarter 2016, we recorded a non-cash pre-tax charge related to the partial impairment of goodwill (approximately $655,000) for our former Capital Services operating group, resulting from our fourth quarter annual impairment assessment. Net loss from discontinued operations attributable to CB&I reflects the non-deductibility of the goodwill impairment charge for tax purposes.

(4)
In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).